SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 12,949	$ 11,108	$ 9,663
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue, net total	12,949	11,108	9,663
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	12,622	10,127	8,237
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	327	981	1,426
Revenue From Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	12,622	10,127	8,237
Revenue From Maintenance Works And Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 327	$ 981	$ 1,426